STOCK-BASED COMPENSATION - Changes in Outstanding Stock Options (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Number of Shares
Balance at beginning of period (shares) | shares	4,498
Granted (shares) | shares	0
Exercised (shares) | shares	(587)
Forfeited (shares) | shares	0
Expired (shares) | shares	(2)
Balance at end of period (shares) | shares	3,909
Options exercisable (shares) | shares	3,909
Weighted Average Exercise Price
Balance at beginning of period (USD per share) | $ / shares	$ 20.08
Granted (USD per share) | $ / shares	0
Exercised (USD per share) | $ / shares	13.46
Forfeited (USD per share) | $ / shares	0
Expired (USD per share) | $ / shares	14.05
Balance at end of period (USD per share) | $ / shares	21.08
Options exercisable (USD per share) | $ / shares	$ 21.08
Weighted Average Remaining Contractual Term in Years
Remaining term at end of period	4 years 10 months 24 days
Term of options exercisable	4 years 10 months 24 days
Aggregate Intrinsic Value
Balance at end of period | $	$ 657,704
Options exercisable | $	$ 657,704